Revenue - Summary of Revenue (Detail) - TRY (₺) ₺ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue [line items]
Telecommunication Services		₺ 20,878,303	₺ 17,859,757	₺ 15,041,058
Equipment revenues		2,246,040	1,311,095	1,103,448
Revenue from financial services		1,140,873	1,119,121	715,000
Call center revenues		312,443	203,172	232,679
Commission fees on betting business		132,300	200,315	181,886
Revenue from betting business			268,470	174,021
Other		427,176	330,545	183,972
Total revenue		25,137,135	21,292,475	17,632,064
Operating segments [member] | Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Telecommunication Services		19,157,657	16,636,497	14,159,955
Equipment revenues		2,130,135	1,209,745	1,033,647
Call center revenues	₺ 12,954	21,851	12,954	8,395
Other		177,513	233,390	138,869
Total revenue		21,487,156	18,092,586	15,340,866
Operating segments [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication Services		1,780,793	1,281,595	952,246
Equipment revenues		115,905	101,350	69,801
Call center revenues		17,008	9,763	7,706
Other		89,083	64,272	37,325
Total revenue		2,002,789	1,456,980	1,067,078
Operating segments [member] | All other segments [member]
Disclosure of revenue [line items]
Revenue from financial services		1,141,712	1,121,768	715,754
Call center revenues		308,126	211,195	224,973
Commission fees on betting business		132,300	200,315	181,886
Revenue from betting business			268,470	174,021
Other		635,841	311,933	911
Total revenue		2,217,979	2,113,681	1,297,545
Intersegment eliminations [member]
Disclosure of revenue [line items]
Telecommunication Services		(60,147)	(58,335)	(71,143)
Revenue from financial services		(839)	(2,647)	(754)
Call center revenues		(34,542)	(30,740)	(8,395)
Other		(475,261)	(279,050)	6,867
Total revenue		₺ (570,789)	₺ (370,772)	₺ (73,425)